OTHER CURRENT ASSETS (Details) - Schedule of other current assets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Advances for raw material purchases	$ 24,006	$ 450,691
Other prepaid expenses	24,018	105,013	$ 40,654
Prepaid insurance	229,309	85,201	102,743
Prepaid marketing costs	167	31,579	125,525
Deposits	28,115	28,115	31,965
Miscellaneous receivables			44,294
Prepaid financing costs			188,300
Total other current assets	$ 305,615	$ 700,599	$ 533,481